Fair Value Measurements - Liabilities measured at fair value on a recurring basis (Details) - Forge Nano, Inc. - Recurring - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Warrants (Note 17)	$ 5,624	$ 6,264
Contingent consideration (Note 7)	748	811
Derivative - conversion feature embedded in convertible debt (Note 17)		393
Total liabilities	6,372	7,468
Level 3
Liabilities
Warrants (Note 17)	5,624	6,264
Contingent consideration (Note 7)	748	811
Derivative - conversion feature embedded in convertible debt (Note 17)		393
Total liabilities	$ 6,372	$ 7,468